Concentration of Risk (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Revenue	$ 515,348	$ 73,201
Cost of revenue	276,042
Customer One [Member]
Concentration Risk [Line Items]
Revenue	$ 426,264	10,782
Customer Two [Member]
Concentration Risk [Line Items]
Revenue		$ 62,419
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Revenue Benchmark [Member] | Customer One [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	82.70%	14.70%
Revenue Benchmark [Member] | Customer Two [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		85.30%
Revenue Benchmark [Member] | Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%